Label		Element	Value
Bradesco Latin American Hard Currency Bond Fund
Risk/Return:		rr_RiskReturnAbstract
Risk/Return [Heading]		rr_RiskReturnHeading	Bradesco Latin American Hard Currency Bond Fund
Objective [Heading]		rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The Bradesco Latin American Hard Currency Bond Fund (the "Latin American Bond Fund") seeks to achieve total return through income and capital appreciation.
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Latin American Bond Fund. You may qualify for sales charge discounts with respect to Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Latin American Bond Fund. More information about these and other discounts is available from your financial professional and in the section entitled "Purchase of Shares" on page 27 of this prospectus.

Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Aug. 31, 2016
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock

The Latin American Bond Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the Latin American Bond Fund's most recent fiscal year the Fund's portfolio turnover rate was 109.19% of the average value of its portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	109.19%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]		rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	"Total Annual Fund Operating Expenses" will not correlate to the ratio of expenses to average net assets disclosed in the Fund's annual and semi-annual reports to shareholders in the financial highlights table, which reflects the operating expenses of the Fund and does not include "Acquired Fund" fees and expenses.
Expense Example [Heading]		rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Latin American Bond Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Latin American Bond Fund's Class A, Class C, Retail Class and Institutional Class shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Latin American Bond Fund's operating expenses remain the same (reflecting any contractual fee waivers). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]		rr_StrategyHeading	Summary of Principal Investment Strategies
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock

Under normal market conditions, the Latin American Bond Fund invests at least 80% of its net assets, at the time of initial purchase, in fixed-income and floating rate debt instruments of Latin American governments, Latin American governmental entities, agencies, and other issuers the obligations of which is guaranteed by Latin America ("Quasi-Latin American Sovereigns") and Latin American companies, each of which is denominated in U.S. dollars and foreign hard currencies. "Hard currencies" are currencies in which investors have confidence and are typically currencies of economically and politically stable industrialized nations. The Fund defines Latin America as Mexico, Central America (except Belize), and South America (except French Guyana, Guyana and Suriname).

In selecting investments, the Adviser uses a top-down macroeconomic analysis aiming to evaluate market drivers in terms of interest rates, foreign exchange currencies, inflation and GDP trends. The Adviser analyzes credit risks by (i) evaluating an issuer's ability to generate cash in order to meet its financial commitments of the company as well as of the specific security considered for investment by the Latin American Bond Fund; (ii) reviewing credit rating agency ratings and reports, to the extent such issuer is rated; and (iii) conducting a credit spread analysis. The evaluation of credit risk is complemented by a bottom-up perspective by means of a fundamental analysis of each individual issuer. The strategy is implemented via the establishment of model portfolios considering different levels of credit risk and/or duration followed by a close monitoring and adjustments of the limits of all variables.

Latin American fixed-income and floating rate debt instruments in which the Latin American Bond Fund may invest include bonds, debt securities, and other similar instruments issued by Latin America, Quasi-Latin American sovereigns, and Latin American companies denominated in hard currency. Debt securities may include, without limitation, bonds, debentures, notes, convertible securities, commercial paper, loans and related assignments and participations, corporate debt, asset-backed securities, bank certificates of deposit, fixed time deposits, bankers' acceptances, and money market instruments including money market funds denominated in U.S. dollars or other currencies. The Latin American Bond Fund may invest in fixed-income and floating rate debt instruments of any credit rating (including unrated securities) and may invest without limit in higher risk, below-investment grade debt securities, commonly referred to as "high yield" securities or "junk bonds." Such securities may include those that are in default with respect to the payment of principal or interest. The Adviser does not manage the Latin American Bond Fund to have a specific average portfolio maturity or duration.

A Latin American company is one: (i) that is organized under the laws of, or has a principal place of business in a Latin American country; (ii) where the principal securities market on which its securities are traded is in a Latin American country; (iii) that derives at least 50% of its total revenues or profits from goods that are produced or sold, investments made, or services performed in one or more Latin American countries; or (iv) at least 50% of the assets of which are located in one or more Latin American countries. The Latin American Bond Fund may invest in companies of any market capitalization.

The Latin American Bond Fund may utilize various derivative instruments and related strategies for various purposes, including, to increase or decrease exposure to a particular market, segment of the market, or security; to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. The Fund may utilize derivatives with respect to individual bonds and other securities; indices and baskets of securities; interest rates; and currencies as part of its principal investment strategies and may invest in call and put options (including options on futures contracts); futures and forward contracts, and swap agreements (including total return, interest rate, credit default, and currency swaps); credit linked notes, structured notes and other related instruments.

The Fund is non-diversified, which means that a significant portion of the Fund's assets may be invested in the securities of a single or small number of companies and/or in a more limited number of sectors than a diversified mutual fund.

The Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

Risk [Heading]		rr_RiskHeading	Summary of Principal Risks
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

The Latin American Bond Fund is subject to the principal risks summarized below. These risks could adversely affect the Fund's NAV, yield and total return. There is no assurance that the Latin American Bond Fund will achieve its investment objectives and you can lose money investing in this Fund.

•  Risks of Investing in Latin America: The economies of Latin American countries have in the past experienced considerable difficulties, including high inflation rates and high interest rates. The emergence of Latin American economies and securities markets will require continued economic and fiscal discipline that has been lacking at times in the past, as well as stable political and social conditions. International economic conditions, particularly those in the United States, as well as world prices for oil and other commodities may also influence the development of the Latin American economies.

•  Risks of Investing in Brazil: Investments in Brazilian securities are subject to regulatory and economic interventions that the Brazilian government has frequently exercised in the past, including the setting of wage and price controls, blocking access to bank accounts, imposing exchange controls and limiting imports. In addition, the Brazilian securities markets may be subject to greater market volatility, lower trading volume, greater risk of market shut down, higher transactional and custody costs, decreased market liquidity and various administrative difficulties, such as delays in clearing and settling portfolio transactions. The Brazilian government has often changed monetary, taxation, credit, tariff and other policies to influence the core of Brazil's economy. Investments are also subject to certain restrictions on foreign investment as provided by Brazilian law. The market for Brazilian securities is directly influenced by the flow of international capital, and economic and market conditions of certain countries, especially emerging market countries. The Brazilian economy has historically been subject to high rates of inflation and a high level of debt, all of which may stifle economic growth. Brazil is heavily dependent on exports to its trading partners, including the United States, China and other countries in Central and South America, and reduction in spending on Brazilian products or adverse economic events in any of these countries may impact the Brazilian economy. Despite rapid development in recent years, Brazil still suffers from high levels of corruption, crime and income disparity. There is the possibility that such conditions may lead to social unrest and political upheaval in the future, which may have adverse effects on the Fund's investments.

•  Credit Risk: Credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the Fund's investment in that issuer.

•  Derivatives Risk: The Fund's use of derivatives such as call and put options, futures contracts and options on futures contracts, forward contracts and swap agreements may reduce the Fund's returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. Derivatives are also subject to counterparty risk, which is the risk that the other party to the transaction will not fulfill its contractual obligation. A risk of the Fund's use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately. Derivatives may give rise to a form of leverage and may expose the Fund to greater risk and increase its costs. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet known and may not be known for some time. New regulation may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives.

•  Distressed Securities Risk: Distressed securities are speculative and involve substantial risks in addition to the risks of investing in junk bonds. The Fund will generally not receive interest payments on the distressed securities and may incur costs to protect its investment. In addition, distressed securities involve the substantial risk that principal will not be repaid. These securities may present a substantial risk of default or may be in default at the time of investment. The Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal of or interest on its portfolio holdings. In any reorganization or liquidation proceeding relating to a portfolio company, the Fund may lose its entire investment or may be required to accept cash or securities with a value less than its original investment. Distressed securities and any securities received in an exchange for such securities may be subject to restrictions on resale.

•  Emerging Markets Risk: Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

•  Extension Risk: When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

•  Foreign Securities Risk: Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. The Fund generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight. Changes in foreign currency exchange rates can affect the value of the Fund's portfolio. The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position. The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries. Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws. Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

•  Geographic Concentration Risk: From time to time the Fund may invest a substantial amount of its assets in issuers located in a single country or a limited number of countries. If the Fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance. The Fund's investment performance may also be more volatile if it concentrates its investments in certain countries, especially emerging market countries.

•  Interest Rate Risk: Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall, and decrease as interest rates rise.

•  Junk Bonds Risk: Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the Fund.

•  Leverage Risk: Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the Fund's portfolio will be magnified when the Fund uses leverage.

•  Limited History of Operations: The Fund is a recently formed mutual fund and has a limited history of operations. The Adviser also has a limited history of advising a mutual fund, but its portfolio managers and employees are persons with experience in managing investment portfolios, including portfolios with similar types of investments to those in which the Fund invests.

•  Liquidity Risk: Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund's investments in illiquid securities may reduce the returns of the Fund because it may be difficult to sell the illiquid securities at an advantageous time or price. To the extent that the Fund's principal investment strategies involve securities with substantial market and/or credit risk, the Fund will tend to have the greatest exposure to liquidity risk. Liquid investments may become illiquid after purchase by the Fund, particularly during periods of market turmoil. Illiquid investments may be harder to value, especially in changing markets, and if the Fund is forced to sell these investments to meet redemption requests or for other cash needs, the Fund may suffer a loss. In addition, when there is illiquidity in the market for certain securities, the Fund, due to limitations on illiquid investments, may be subject to purchase and sale restrictions.

•  Market Risk and Selection Risk: Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by the Adviser will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

•  Non-Diversification Risk: The risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer than funds that are "diversified. Accordingly, the Fund could be considerably more volatile than a broad-based market index or other mutual funds that are diversified across a greater number of securities.

•  Portfolio Turnover Risk: The Fund may engage in active and frequent trading of its portfolio securities. High portfolio turnover (more than 100%) may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities. The sale of Fund portfolio securities may result in the realization and/or distribution to shareholders of higher capital gains or losses as compared to a fund with less active trading policies. These effects of higher than normal portfolio turnover may adversely affect Fund performance.

•  Prepayment Risk: When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

•  Sovereign Debt Risk: Sovereign debt instruments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity's debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies.

•  Valuation Risk: The risk that the Latin American Bond Fund has valued certain of its securities at a higher price than it can sell them.

Risk Lose Money [Text]		rr_RiskLoseMoney	There is no assurance that the Latin American Bond Fund will achieve its investment objectives and you can lose money investing in this Fund.
Risk Nondiversified Status [Text]		rr_RiskNondiversifiedStatus	The risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer than funds that are "diversified. Accordingly, the Fund could be considerably more volatile than a broad-based market index or other mutual funds that are diversified across a greater number of securities.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock

The bar chart and table shown below provide some indication of the risks and volatility of investing in the Institutional Class shares of the Latin American Bond Fund by showing the Fund's performance for the past calendar year and by showing how the Latin American Bond Fund's average annual returns for one year and since inception periods compared with those of the CS (Credit Suisse) Latin America Corporate Index 0-6Y A/B Buckets, a broad measure of market performance. The front-end sales charge on Class A shares is not reflected in the bar chart or calendar year-to-date returns; if the front-end sales charge was reflected, returns would be less than shown. Performance reflects contractual fee waivers in effect. If fee waivers were not in place, performance would be reduced. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by calling the Fund toll-free at (866) 640-5705.

Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table shown below provide some indication of the risks and volatility of investing in the Institutional Class shares of the Latin American Bond Fund by showing the Fund's performance for the past calendar year and by showing how the Latin American Bond Fund's average annual returns for one year and since inception periods compared with those of the CS (Credit Suisse) Latin America Corporate Index 0-6Y A/B Buckets, a broad measure of market performance.
Performance Availability Phone [Text]		rr_PerformanceAvailabilityPhone	(866) 640-5705
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]		rr_BarChartDoesNotReflectSalesLoads	The front-end sales charge on Class A shares is not reflected in the bar chart or calendar year-to-date returns; if the front-end sales charge was reflected, returns would be less than shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar Year-to-Date Total Return as of June 30, 2015: (0.66)% During the periods shown in the chart:
Best Quarter	Worst Quarter
3.39%	(1.78)%
June 30, 2014	December 31, 2014

Year to Date Return, Label		rr_YearToDateReturnLabel	Calendar Year-to-Date Total Return
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	(0.66%)
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2014
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	3.39%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2014
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(1.78%)
Index No Deduction for Fees, Expenses, Taxes [Text]		rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]		rr_PerformanceTableOneClassOfAfterTaxShown	After -tax-returns shown are for Institutional Class shares only; after tax returns for Class A, Class C and Retail Class shares will vary.
Performance Table Closing [Text Block]		rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After -tax-returns shown are for Institutional Class shares only; after tax returns for Class A, Class C and Retail Class shares will vary.

Caption		rr_AverageAnnualReturnCaption	Average Annual Total Returns for the periods ended December 31, 2014
Bradesco Latin American Hard Currency Bond Fund | The CS (Credit Suisse) Latin America Corporate Index 0-6Y A/B Buckets (reflects no deduction for fees, expenses or taxes)
Risk/Return:		rr_RiskReturnAbstract
Average Annual Returns, 1 Year	[1]	rr_AverageAnnualReturnYear01	1.21%
Average Annual Returns, Since Inception	[1]	rr_AverageAnnualReturnSinceInception	1.29%
Average Annual Returns, Inception Date	[1]	rr_AverageAnnualReturnInceptionDate	Dec. 20, 2013
Bradesco Latin American Hard Currency Bond Fund | Class A
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	[2]	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption Fee		rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees		rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (Rule 12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses		rr_OtherExpensesOverAssets	2.06%
Acquired Fund Fees and Expenses	[3]	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	[3],[4]	rr_ExpensesOverAssets	3.09%
Fee Waiver and/or Expense Reimbursement	[4]	rr_FeeWaiverOrReimbursementOverAssets	(1.31%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[4]	rr_NetExpensesOverAssets	1.78%
Expenses Deferred Charges [Text Block]		rr_ExpensesDeferredChargesTextBlock	A 1.00% contingent deferred sales charge ("CDSC") may apply to investments of $1 million or more of Class A shares (and therefore no initial sales charge was paid by the shareholder) when shares are redeemed within 12 months after initial purchase. The CDSC shall not apply to those purchases of Class A shares of $1 million or more where the selling broker dealer was not paid a commission.
Expense Breakpoint Discounts [Text]		rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts with respect to Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Latin American Bond Fund.
Expense Breakpoint, Minimum Investment Required [Amount]		rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	721
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	1,335
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,973
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 3,678
Bradesco Latin American Hard Currency Bond Fund | Class C
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	[2]	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption Fee		rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees		rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (Rule 12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses		rr_OtherExpensesOverAssets	2.06%
Acquired Fund Fees and Expenses	[3]	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	[3],[4]	rr_ExpensesOverAssets	3.84%
Fee Waiver and/or Expense Reimbursement	[4]	rr_FeeWaiverOrReimbursementOverAssets	(1.31%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[4]	rr_NetExpensesOverAssets	2.53%
Expenses Deferred Charges [Text Block]		rr_ExpensesDeferredChargesTextBlock	A 1.00% CDSC will be assessed when Class C shares are redeemed within 12 months after initial purchase; however, the CDSC shall not apply to the purchases of Class C shares where the selling broker dealer was not paid a commission at the time of purchase.
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 357
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	1,052
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,867
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 3,988
Bradesco Latin American Hard Currency Bond Fund | Institutional Class
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or the net asset value at redemption)		rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee		rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees		rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (Rule 12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	2.06%
Acquired Fund Fees and Expenses	[3]	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	[3],[4]	rr_ExpensesOverAssets	2.84%
Fee Waiver and/or Expense Reimbursement	[4]	rr_FeeWaiverOrReimbursementOverAssets	(1.31%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[4]	rr_NetExpensesOverAssets	1.53%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 156
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	756
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,383
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 3,072
Annual Return 2014		rr_AnnualReturn2014	3.29%
Average Annual Returns, 1 Year		rr_AverageAnnualReturnYear01	3.29%
Average Annual Returns, Since Inception		rr_AverageAnnualReturnSinceInception	2.59%
Average Annual Returns, Inception Date		rr_AverageAnnualReturnInceptionDate	Dec. 20, 2013
Bradesco Latin American Hard Currency Bond Fund | Institutional Class | After Taxes on Distributions
Risk/Return:		rr_RiskReturnAbstract
Average Annual Returns, 1 Year		rr_AverageAnnualReturnYear01	1.77%
Average Annual Returns, Since Inception		rr_AverageAnnualReturnSinceInception	1.12%
Bradesco Latin American Hard Currency Bond Fund | Institutional Class | After Taxes on Distributions and Sale of Shares
Risk/Return:		rr_RiskReturnAbstract
Average Annual Returns, 1 Year		rr_AverageAnnualReturnYear01	1.87%
Average Annual Returns, Since Inception		rr_AverageAnnualReturnSinceInception	1.33%
Bradesco Latin American Hard Currency Bond Fund | Retail Class
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or the net asset value at redemption)		rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee		rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees		rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (Rule 12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses		rr_OtherExpensesOverAssets	2.06%
Acquired Fund Fees and Expenses	[3]	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	[3],[4]	rr_ExpensesOverAssets	3.09%
Fee Waiver and/or Expense Reimbursement	[4]	rr_FeeWaiverOrReimbursementOverAssets	(1.31%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[4]	rr_NetExpensesOverAssets	1.78%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 181
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	831
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,506
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 3,310

[1]	The CS (Credit Suisse) Latin America Corporate Index 0-6Y A/B Buckets is a subset index of the Credit Suisse Latin American Corporate Index ("CS-LACI"). It contains bonds with less than 6 years to maturity and rated "B-" or higher (composite of Moody's, S&P, and Fitch ratings as determined by Credit Suisse's methodology). The CS-LACI Index is a diversified basket of liquid, tradable Latin American corporate bond issues that are denominated in US dollars. This index provides a region-specific benchmark that represents characteristics, pricing, and total return performance of different asset classes within the Latin American corporate bond universe. The index is divided into three different categories, including supranational, quasi-sovereign, and corporate bonds and can be broken down by country of issuance. The index is unmanaged and it is not possible to invest in an index.
[2]	A 1.00% contingent deferred sales charge ("CDSC") may apply to investments of $1 million or more of Class A shares (and therefore no initial sales charge was paid by the shareholder) when shares are redeemed within 12 months after initial purchase. The CDSC shall not apply to those purchases of Class A shares of $1 million or more where the selling broker dealer was not paid a commission. A 1.00% CDSC will be assessed when Class C shares are redeemed within 12 months after initial purchase; however, the CDSC shall not apply to the purchases of Class C shares where the selling broker dealer was not paid a commission at the time of purchase.
[3]	"Total Annual Fund Operating Expenses" will not correlate to the ratio of expenses to average net assets disclosed in the Fund's annual and semi-annual reports to shareholders in the financial highlights table, which reflects the operating expenses of the Fund and does not include "Acquired Fund" fees and expenses.
[4]	BRAM US LLC ("BRAM US" or the "Adviser") has contractually agreed to waive or otherwise reduce its annual compensation received from the Latin American Bond Fund to the extent necessary to ensure that the Fund's "Total Annual Fund Operating Expenses," excluding taxes, any class specific fees and expenses (such as, Rule 12b-1 distribution fees, shareholder service fees or transfer agency fees), "Acquired Fund" Fees and expenses, interest, extraordinary items and brokerage commissions, do not exceed 1.50% of average daily net assets of the Latin American Bond Fund (the "Expense Limitation"). The Expense Limitation will remain in place until August 31, 2016, unless the Board of Trustees approves its earlier termination. The Adviser may recoup any expenses or fees it has reimbursed within a three-year period from the year in which the Adviser reduced its compensation and/or assumed expenses of the Latin American Bond Fund. No recoupment will occur unless the Fund's expenses are below the Expense Limitation.